Provisions - Performance Guarantees - ECL Exposures (Details) - Performance guarantees [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 4,080	$ 3,676
Net change on exposures	(659)	301
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	473	48
Changes to models and assumptions	137
Foreign exchange adjustments	6	55
Exposure as at ending of period	4,037	4,080
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	2,308	1,841
Net change on exposures	(1,717)	664
Transfer to Stage 1	287
Transfer to Stage 2	(249)	(439)
Transfer to Stage 3	(2)
Impact on year-end ECL of exposures transferred between stages during the year	(18)	209
Changes to models and assumptions	(15)
Foreign exchange adjustments	7	33
Exposure as at ending of period	601	2,308
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	509	384
Net change on exposures	(178)	73
Transfer to Stage 1	20	18
Transfer to Stage 2	(233)	(87)
Transfer to Stage 3	(22)	(80)
Impact on year-end ECL of exposures transferred between stages during the year	182	200
Changes to models and assumptions
Foreign exchange adjustments	(1)	1
Exposure as at ending of period	277	509
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	765	947
Net change on exposures	767	(113)
Transfer to Stage 1	(287)
Transfer to Stage 2	919	442
Transfer to Stage 3	(192)	(86)
Impact on year-end ECL of exposures transferred between stages during the year	(684)	(444)
Changes to models and assumptions	152
Foreign exchange adjustments		19
Exposure as at ending of period	1,440	765
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	789	(2)
Transfer to Stage 1	(20)
Transfer to Stage 2	233	90
Transfer to Stage 3	(17)
Impact on year-end ECL of exposures transferred between stages during the year	(231)	(88)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period	754
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	495	470
Net change on exposures	(791)	(310)
Transfer to Stage 1
Transfer to Stage 2	(670)	(3)
Transfer to Stage 3	194	86
Impact on year-end ECL of exposures transferred between stages during the year	1,263	250
Changes to models and assumptions
Foreign exchange adjustments		2
Exposure as at ending of period	491	495
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	3	34
Net change on exposures	471	(11)
Transfer to Stage 1		(18)
Transfer to Stage 2		(3)
Transfer to Stage 3	39	80
Impact on year-end ECL of exposures transferred between stages during the year	(39)	(79)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period	$ 474	$ 3